Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
The amounts considered for calculations of earnings per share in 2024, 2023, and 2022 were as follows:

	2024	2023	2022
Denominator (whole shares)
Weighted average number of common stock - basic and diluted (1)	175,362,465	175,362,465	175,362,465

Numerator
Net income	$166,074	$155,244	$62,721

Earnings per share of common stock
Basic earnings per share	$0.95	$0.89	$0.36
Diluted earnings per share	$0.95	$0.89	$0.36

(1)For purposes of calculating earnings per share the Company has retrospectively presented earnings per share as if the reorganization in Note 1 had occurred at the beginning of the earliest period presented. Such retrospective presentation reflects 175,362,465 common shares due to the exchange of shares in Titan Atlantic for 175,342,465 shares in Titan America, the initial issuance of 2,000 common shares upon formation of Titan America and the subsequent conversion of each of the 2,000 common shares into 10 common shares.